YORKTOWN CLASSIC VALUE TRUST
                               SEMI-ANNUAL REPORT

                      [YORKTOWN Classic Values logo]


                                      1996

                      [YORKTOWN Classic Values logo]


Dear Shareholders,

Over the past twelve months, investors have experienced solid market growth with all major investment markets rising to new records. Though there has been much divergence of opinion over the direction of the economy and whether the markets were fairly priced, our performance provided a sound foundation for superior growth of your assets.

Stock prices received support from investors who saw signs that the economy was sound and that corporate profitability was on a stable course. Despite the Chairman of the Federal Reserve, Alan Greenspan's clouded appraisal of short-term economic events, the markets applauded the period's low unemployment figures, moderate commodity price increases and stable corporate growth with a continuation of the bull market that began October 11, 1990.

As seasoned long-term investors, we observe short-term market conditions but we don't react to them. We steadfastly maintained our course of accumulating undervalued assets for long-term appreciation and growth.

In the first quarter of 1996, many political and economic forecasters concluded that the economy was over-heated and due for a recession. Many industry groups were forced into negative selling pressure during the first, second and third quarters of this year, producing significant bargains for the Fund. As we are long-term investors, these opportunities are rare and we had to overlook the short-term negative aspects of these acquisitions. I am pleased to inform our shareholders that the Fund has had a dramatic recovery in performance in the fourth quarter of this year, and I think you will see many of the benefits of the recent acquisitions continue for several years. Of course, past performance is no guarantee of future results.

All of our positions are characterized by industry leadership and blue chip quality. Listed below are our top five positions as of November 30, 1996:

                               PHELPS DODGE CORP
                                    FMC CORP
                                    CSX CORP
                                   XEROX CORP
                           MORGAN STANLEY GROUP, INC

We believe investing is the most exciting business in the world because it doesn't limit you to one fund, one market or one industry. We have great faith in free markets in this country and in others, the fundamental soundness of our global economy, and in the people who have started businesses from all over the globe to make their fortunes. This is what makes great companies and great investment opportunities.

Sincerely,


/s/ David D. Basten
-------------------
    David D. Basten
    President

                          YORKTOWN CLASSIC VALUE TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 1996
                                  (Unaudited)


                                             Shares           Value
                                            -------          --------
COMMON STOCKS--100.00%

Aircraft & aerospace--1.35%
Boeing Company                                1,700          $ 168,938
                                                             ---------
Automobiles and trucks-- 4.06%
Chrysler Corp.                                5,500            192,250
Ford Motor Co.                                9,500            311,125
                                                             ---------
                                                               506,375
                                                             ---------
Banks--5.97%
J. P. Morgan & Co., Inc.                      3,500            330,312
NationsBank Corp.                             4,000            414,500
                                                             ---------
                                                               744,812
                                                             ---------
Building materials & equipment--2.82%
Owens Corning                                 8,200            351,575
                                                             ---------
Candy & gum--1.56%
Hershey Foods Corp.                           3,900            194,513
                                                             ---------
Chemicals--15.66%
Air Products & Chemicals, Inc.                4,800            333,600
FMC Corp.                                    14,400          1,112,400
PPG Industries, Inc.                          8,300            508,375
                                                             ---------
                                                             1,954,375
                                                             ---------
Computers--1.91%
International Business Machines, Inc.         1,500            239,062
                                                             ---------
Copper--11.64%
Phelps Dodge                                 20,000          1,452,500
                                                             ---------
Cosmetics & toiletries--1.46%
International Flavors & Fragrances, Inc.      4,000            182,000
                                                             ---------
Drugs--3.24%
Bristol Myers Squibb Co.                      1,800            204,750
Merck & Co., Inc.                             2,400            199,200
                                                             ---------
                                                               403,950
                                                             ---------
Electrical equipment--3.17%
General Electric Co.                          3,800            395,200
                                                             ---------
Finance--9.31%
American Express Co.                          6,800            355,300
Federal National Mortgage Association         9,400            387,750
KeyCorp                                       8,000            419,000
                                                             ---------
                                                             1,162,050
                                                             ---------
Food processing--1.20%
Kellogg Co.                                   2,200            149,325
                                                             ---------
Hospitals & nursing homes--2.27%
Humana, Inc.                                 15,000            283,125
                                                             ---------
Insurance--3.00%
Chubb Corp.                                   6,900            374,325
                                                             ---------
Machinery & equipment--4.43%
Dover Corp.                                   7,000            373,625
Parker Hannifin Corp.                         4,400            178,750
                                                             ---------
                                                               552,375
                                                             ---------
Office equipment & supplies--5.43%
Xerox Corp.                                  13,800            677,925
                                                             ---------
Oil--3.54%
Amoco Corp.                                   5,700            442,463
                                                             ---------
Paper--1.85%
Stone Container Corp.                        15,000            230,625
                                                             ---------
Railroads--6.29%
CSX Corp.                                    16,800            785,400
                                                             ---------
Retail-department store--2.54%
May Department Stores Co.                     6,500            316,875
                                                             ---------
Securities brokerage-4.34%
Morgan Stanley Group, Inc.                    9,000            541,125
                                                             ---------


                          YORKTOWN CLASSIC VALUE TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 1996
                                  (Unaudited)

Soaps & cleaners--1.49%
Procter & Gamble Co.                          1,717            186,724
                                                             ---------
Telecommunications--1.47%
GTE Corp.                                     4,100            183,987
                                                             ---------
      Total investments (cost $10,677,346)                 $12,479,624


The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1996
                                  (Unaudited)



Assets:
  Investments at value (identified cost of $10,677,346)       $12,479,624
  Cash                                                             15,008
  Other assets                                                     42,303
                                                              -----------
          Total assets                                         12,536,935
                                                              -----------
Liabilities:
  Accrued distribution fees                                         6,878
  Accrued advisory fees                                             5,732
  Securities purchased under loan agreement                     2,742,476
  Accrued interest expense                                         15,047
  Other liabilities                                                   840
                                                              -----------
          Total liabilities                                     2,770,973
                                                              -----------
               Net assets                                     $ 9,765,962
                                                              ===========
Shares of beneficial interest outstanding
  (unlimited number of no par value shares authorized)            778,381
                                                              ===========
Net asset value, offering and redemption price
  per share outstanding                                       $     12.55
                                                              ===========


The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 1996
                                  (Unaudited)



Investment income:
  Dividends                                                      $ 117,249
  Interest                                                             566
                                                                 ---------
        Total income                                               117,815
                                                                 ---------


Expenses:
  Investment advisory fees                                          38,516
  Distribution fees                                                 38,516
  Transfer agent fees                                               16,648
  Custodial fees                                                     3,641
  Professional fees                                                 10,404
  Registration fees                                                  7,907
  Trustee fees                                                         484
  Insurance                                                          2,589
  Miscellaneous                                                      2,527
                                                                 ---------
                                                                   121,232
  Less expenses waived by investment advisor                        (6,419)
                                                                 ---------
        Total operating expenses                                   114,813
  Interest expense                                                 113,076
                                                                 ---------
        Total expenses                                             227,889
                                                                 ---------
        Net investment loss                                       (110,074)
                                                                 ---------
Realized and unrealized gain(loss)  on investments:
  Net realized loss from security transactions                    (495,555)
  Increase in unrealized appreciation on investments             1,071,560
                                                                 ---------
        Net realized and unrealized gain on investments            576,005
                                                                 ---------
          Net increase in net assets resulting from operations   $ 465,931
                                                                 =========


The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF CASH FLOWS
                   for the six months ended November 30, 1996
                                  (Unaudited)

Net Increase (Decrease) in Cash:
  Cash flows from operating activities:
    Dividends and interest received                               $  147,736
    Operating expenses paid                                         (122,274)
                                                                   ----------
       Net cash provided by operating activities                                    $   25,462
                                                                                    ----------
  Cash flows from investing activities:
    Purchase of portfolio securities                                                (8,603,033)
    Proceeds from disposition of portfolio securities                               10,169,415
    Interest paid                                                                     (127,391)
                                                                                    ----------
        Net cash provided by investing activities                                    1,438,991
                                                                                    ----------
        Net cash provided by operating and
            investing activities                                                     1,464,453
                                                                                    ----------
  Cash flows from financing activities:
    Borrowings under loan agreement                                2,919,906
    Repayments under loan agreement                               (4,674,733)
    Receipts for shareholder purchases                               661,156
    Payments for shareholder redemptions and distributions          (380,297)
                                                                  ----------
        Net cash used in financing activities                                       (1,473,968)
                                                                                    ----------
Net decrease in cash                                                                    (9,515)
Cash at beginning of period                                                             24,523
                                                                                    ----------
        Cash at end of period                                                       $   15,008
                                                                                    ==========

Reconciliation of Net Increase in Net Assets from Operations to
  Net Cash Provided by Operating and Investing Activities:

  Increase in net assets from operations                                            $  465,931
  Decrease in investments-net                                      1,514,781
  Decrease in receivable for securities sold                          51,602
  Decrease in other assets                                            25,546
  Decrease in accrued expenses and other liabilities                 (17,402)
  Net realized loss                                                  495,555
  Net unrealized appreciation                                     (1,071,560)
                                                                  ----------
         Total adjustments                                                             998,522
                                                                                    ----------


            Net cash provided by operating
              and investing activities                                              $1,464,453
                                                                                    ==========

The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                           For the
                                                                          Six Months
                                                                            Ended
                                                                           Nov. 30,             For the
                                                                             1996              Year Ended
                                                                          (Unaudited)         May 31, 1996
                                                                          -----------         -----------
Operations:
  Net investment loss                                                      $ (110,074)       $ (208,244)
  Net realized gain (loss) from security transactions                        (495,555)          873,225
  Net change in unrealized appreciation on investments                      1,071,560          (198,523)
                                                                            ---------         ----------
     Increase in net assets resulting from operations                         465,931           466,458
                                                                            ---------         ----------


Distributions from:
  Net realized gain on security transactions                                                   (958,586)
                                                                                              ----------
     Decrease in net assets resulting from distributions                                       (958,586)
                                                                                              ----------

Capital share transactions:
  Proceeds from sale of 56,332 and 206,173 shares                             608,539         2,587,575
  Value of 85,786 shares issued upon reinvestment of dividends                                  929,057
  Cost of 34,188 and 35,821 shares redeemed                                  (380,297)         (443,201)
                                                                            ---------         ----------
     Increase in net assets resulting from capital share transactions         228,242         3,073,431
                                                                            ---------         ----------
     Total increase  in net assets                                            694,173         2,581,303



Net assets:
  Beginning of year/period                                                  9,071,789         6,490,486
                                                                            ---------         ----------
  End of year/period                                                      $ 9,765,962       $ 9,071,789
                                                                          ===========        ===========

The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                              FINANCIAL HIGHLIGHTS


                                                           For the
                                                          Six Months
                                                             Ended
                                                            Nov. 30,
                                                             1996             For the Years Ended May 31
                                                          (Unaudited)     1996     1995      1994     1993 (5)
                                                          -----------   -------   -------   ------   ---------

For a share outstanding throughout each year/period:
Net asset value, beginning of year/period                   $  12.00    $ 12.98   $ 10.12   $ 10.34   $ 10.00
                                                            --------    -------   -------   -------   -------
Income from investment operations:
     Net investment income (loss)                              (0.14)     (0.28)    (0.28)     0.06      0.02
     Net realized and unrealized gain (loss)
       on investments                                           0.69       0.93      3.33     (0.27)     0.32
                                                            --------    -------   -------   -------   -------
       Total income (loss) from investment operations           0.55       0.65      3.05     (0.21)     0.34
                                                            --------    -------   -------   -------   -------
Distributions:
     From net investment income                                                     (0.07)    (0.01)
     From net realized gain on security transactions                      (1.63)    (0.12)
                                                                        -------    ------   -------
       Total distributions                                                (1.63)    (0.19)    (0.01)
                                                                        -------    ------   -------
          Net asset value, end of year/period               $  12.55    $ 12.00   $ 12.98   $ 10.12   $ 10.34
                                                            ========    =======   =======   =======   =======

Total return(2)                                                 4.58%      6.36%    30.70%    (2.04)%    5.88%(1)

Ratios/Supplemental Data:
   Net assets, end of year/period (000's omitted)           $  9,766    $ 9,072   $ 6,490   $ 5,323   $ 3,353
   Ratio of operating expenses to average net assets(3)         2.66%(1)   2.68%     2.39%     1.99%     1.80%(1)
   Ratio of total expenses to average net assets(4)             5.28%(1)   6.22%     5.79%     4.49%     3.32%(1)
   Ratio of net investment income (loss) to
     average net assets                                        (2.55)%(1) (2.67)%   (2.60)%    0.76%     0.42%(1)
   Portfolio turnover rate                                       145%(1)    145%      220%      170%       25%(1)


(1) Annualized.

(2) Does not reflect contingent deferred sales charge.

(3) Without fees waived by the investment advisor and distributor, the annualized ratio of operating expenses to average net assets would have been 2.81%, 2.87%, 2.95%, 2.69% and 2.76%, respectively.

(4) Without fees waived by the investment advisor and distributor, the annualized ratio to total expenses to average net assets would have been 5.43%, 6.41%, 6.34%, 5.19% and 4.29%, respectively.

(5) Commencement of operations was November 2, 1992.

The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                         NOTES TO FINANCIAL STATEMENTS
                (Information as of and for the six months ended
                        November 30, 1996 is unaudited)

 1. Organization:

    American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. It is composed of five separate portfolios. The accompanying financial statements include only the Yorktown Classic Value Trust (the "Fund").

    The primary investment objective of the Fund is growth of capital; income is
    a secondary objective.   The Fund seeks to achieve these objectives by
    investing primarily in equity securities which the Fund's investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

 2. Significant Accounting Policies:

    a. Portfolio Valuation

       Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees.

    b. Security Transactions and Investment Income

       Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

    c. Federal Income Taxes

       The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

       As of November 30, 1996, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $10,735,875, $1,743,749, $1,846,812 and
       $103,063, respectively.

    d. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                          YORKTOWN CLASSIC VALUE TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued

 2. Significant Accounting Policies, continued:

    e. Borrowings

       The Fund is permitted to borrow up to one-third of the value of its net assets for investment purposes. Such borrowing is referred to as leveraging. As of November 30, 1996, the balance due for securities purchased through leveraging was $2,742,476. The average daily balance during the six months ended November 30, 1996 was $3,174,301 or $4.09 per share, based on average shares outstanding of 776,105. The maximum amount of borrowings outstanding at any month-end during the year was $4,269,771. The Fund's investment securities are pledged as collateral under the borrowing arrangement.

       Interest is charged at a rate of 1.50% plus the federal funds rate (7.50% as of November 30, 1996). Such interest amounted to $113,076 for the six months ended November 30, 1996.

 3. Investment Advisory Agreement:

    Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .90% of the average daily net assets of the Fund.

    If the aggregate expenses of the Fund in any fiscal year exceed the highest expense limitation established pursuant to the statutes or regulations of any jurisdiction in which the shares of the Fund are qualified or registered for offer and sale, the Advisor has agreed to waive such portion of its advisory fee as may be necessary to provide for such expenses. For purposes of this limitation, aggregate Fund expenses exclude interest, taxes, brokerage fees on portfolio transactions, distribution fees and expenses, and extraordinary expenses.

 4. Distribution Plan and Fees:

    Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .90% of the Fund's average daily net assets, which is comprised of .65% of distribution fees and .25% of service fees. The principal stockholder of the Distributor is also a trustee of the Trust.

    A 2% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased.

 5. Investment Activity:

    For the six months ended November 30, 1996, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $8,603,033 and $10,117,813, respectively.

                          YORKTOWN CLASSIC VALUE TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued

 6. Composition of Net Assets:

    At November 30, 1996, net assets consisted of:

      Paid-in capital                                            $ 8,446,472
      Accumulated net investment loss                               (110,074)
      Accumulated net realized loss from security transactions      (372,714)
      Unrealized appreciation on investments                       1,802,278
                                                                  ----------
         Net assets applicable to outstanding shares of
            beneficial interest                                  $ 9,765,962
                                                                 ===========

                               EXECUTIVE OFFICES

                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                               INVESTMENT ADVISOR
                         Yorktown Management & Research
                                 Company, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                                  DISTRIBUTOR
                          Yorktown Distributors, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060


                             TRANSFER AND DIVIDEND
                                DISBURSING AGENT
                              Fund Services, Inc.
                                 P.O. Box 26305
                            Richmond, Virginia 23260
                                 (800) 628-4077

                                   CUSTODIAN
                            Custodial Trust Company
                              101 Carnegie Center
                        Princeton, New Jersey 08540-6231

                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P.
                             217 E. Redwood Street
                         Baltimore, Maryland 21202-3316

              This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors
               in the Trust unless preceded or accompanied by an
                             effective Prospectus.

                               T-1 TREASURY TRUST
                               SEMI-ANNUAL REPORT

                           [T-1 Treasury Trust Logo]

                                      1996

                           [T-1 Treasury Trust logo]


Dear Shareholders,

The T-1 Treasury Trust's current portfolio makeup of U.S. Treasury Securities with maturities of one year or less has limited its interest rate risk duing the period ended November 30, 1996. As of November 30, 1996, the maturities of the Fund's portfolio holdings range from 3 to 11 months.

While many bond funds experienced significant volatility and in certain cases losses, we are pleased to report positive returns. The API T-1 Treasury Trust was up 3.69% for the twelve month period ended November 30, 1996. During that period, the T-1 Treasury Trust paid ordinary income distributions quarterly.

As always, we appreciate your support and welcome your comments.

Sincerely,

/s/ David D. Basten
-------------------
    David D. Basten
    President

There is NO opinion in the Semi-Annual Report, but leave this page set-up for the annual report.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 1996
                                  (Unaudited)



 	 	 	 	 	            Principal         Value
                                                    ---------         -----


U.S. GOVERNMENT OBLIGATIONS--100.00%
United States Treasury Bills--100.00%
 	Due 2/6/97 	 	 	           $  3,175,000     $  3,032,807
 	Due 10/16/97 	 	 	              3,487,000        3,455,035
                                                                    ------------

	Total investments (cost $6,486,949)                         $  6,487,842
                                                                    ============


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1996
                                  (Unaudited)



Assets:
  Investments at value (identified cost of $6,486,949) 	          $  6,487,842
 	Cash 	 	 	 	 	 	               138,675
	Other assets 	 	 	 	 	 	         7,361
                                                                  ------------
 	 	Total assets      	 	 	 	     6,633,878
                                                                  ------------

Liabilities:
 	Accrued distribution fees 	 	 	 	       	 1,371
 	Accrued advisory fees 					       	   549
 	Other liabilities 	 	 	 	 	        13,226
                                                                  ------------

 	 	 	 	Total liabilities 	 	       	15,146
                                                                  ------------

 	 	 	 	 	Net assets 	 	  $  6,618,732
                                                                  ============


Shares of beneficial interest outstanding (unlimited number of
no par value shares authorized) 	 	 	 	     1,404,680
                                                                  ============


Net asset value, offering and redemption price per share
outstanding 	 	 	 	 	 	 	  $    	  4.71
                                                                  ============


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 1996
                                  (Unaudited)



Investment income:
 	Interest 	 	 	                 	     $  168,804
                                                                     ----------
Expenses:
 	Investment advisory fees 	 	                         20,176
 	Distribution fees 	 	 	                         16,814
 	Transfer agent fees 	 	 	                          9,215
 	Custodial fees 	 	 	 	                          1,144
 	Professional fees 	 	 	                          9,502
 	Registration fees 	 	 	                          8,814
 	Trustee fees 	 	 	 	 	                    484
 	Insurance 	 	 	 	                          1,928
 	Shareholder reports 			                          1,776
 	Miscellaneous 	 	 	 	                            591
                                                                     ----------
                                                                         70,444
 	Less expenses waived by investment advisor and distributor      (25,220)
                                                                     ----------

 	 	 	 	Total expenses 	                         45,224
                                                                     ----------

 	 	 	 	Net investment income 	                123,580
                                                                     ----------


Realized and unrealized gain (loss) on investments:

	Net realized loss from security transactions 	                 (3,241)
 	Increase in unrealized appreciation on investments               25,935
                                                                     ----------


	 	Net realized and unrealized gain on investments          22,694
                                                                     ----------


	 	Net increase in net assets resulting from operations $  146,274
                                                                     ==========


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS


 	 	 	 	 	 	 	 	 	 For the
	 	 	 	 	 	 	 	 	Six Months
 	 	 	 	 	 	 	 	  	  Ended
 	 	 	 	 	 	 	 	 	 Nov. 30, 	 	 	  For the
 	 	 	 	 	 	 	 	           1996  	 	      	 Year Ended
 	 	 	 	 	 	 	 	 	(Unaudited) 	 	 	May 31, 1996
                                                                        -----------                     ------------
Operations:
 	Net investment income 	                                         $  123,580 	 	         $  169,692
 	Net realized gain (loss) from security transactions                  (3,241)                         29,148
 	Net change in unrealized appreciation on investments                 25,935 	 	 	    (50,747)
                                                                         ----------                      -----------


 	 	Increase in net assets resulting from operations            146,274                         148,093
                                                                         ----------                      -----------
Distributions from:
 	Net investment income	                                           (113,226)                       (185,165)
                                                                         ----------                      ----------

 	 	Decrease in net assets resulting from distributions        (113,226)                       (185,165)
                                                                         ----------                      ----------


Capital share transactions:
 	Proceeds from sale of 167,824 and 1,146,107 shares                  786,933                       5,394,968
 	Value of 23,756 and 38,568 shares issued upon reinvestment of
             dividends 	 	 	                                    110,942                         180,577
 	Cost of 205,724 and 621,900 shares redeemed                        (963,883)                     (2,936,280)
                                                                         ----------                      ----------

                Increase (decrease) in net assets resulting from capital
                   share transactions                                       (66,008)                      2,639,265
                                                                         ----------                      ----------

 	 	Total increase (decrease) in net assets                     (32,960)                      2,602,193

Net assets:
 	Beginning of year/period                                          6,651,692                       4,049,499
                                                                         ----------                      ----------

 	End of year/period (including undistributed net investment
                income of $51,579 and $41,225, respectively)             $6,618,732                      $6,651,692
                                                                         ==========                      ==========


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                              FINANCIAL HIGHLIGHTS



						       For the
						      Six Months
							 Ended
						        Nov. 30,                        For the Years Ended May 31,
						          1996         ------------------------------------------------------------
                                                      (Unaudited)      1996         1995         1994          1993          1992
                                                      -----------      ----         ----         ----          ----          ----
For a share outstanding throughout each year/period:
Net asset value, beginning of year/period             $     4.69    $     4.73   $     4.75   $     5.15    $     5.16   $     5.03
                                                      ----------    ----------   ----------   ----------    ----------   ----------

Income from investment operations:
 	Net investment income 	                            0.09          0.17	       0.23         0.19          0.18         0.17
	Net realized and unrealized gain (loss) on
	    investments                                     0.01                                   (0.35)         0.03         0.17
                                                      ----------    ----------   ----------   ----------    ----------   ----------

        Total income (loss) from investment operations      0.10          0.17         0.23        (0.16)         0.21         0.34
                                                      ----------    ----------   ----------   ----------    ----------   ----------

Distributions:
 	From net investment income                         (0.08)        (0.21)       (0.25)       (0.14)	 (0.22)       (0.13)
	From net realized gain on security transactions                                            (0.10)                     (0.08)
                                                      ----------    ----------   ----------   ----------    ----------   ----------

 	Total distributions                                (0.08)        (0.21)       (0.25)       (0.24)        (0.22)       (0.21)
                                                      ----------    ----------   ----------   ----------    ----------   ----------

	Net asset value, end of year/period           $     4.71    $     4.69   $     4.73   $     4.75    $     5.15   $     5.16
                                                      ==========    ==========   ==========   ==========    ==========   ==========


Total return* 	                                            2.15%         3.67%        4.99%       (3.48)%        4.18%        6.78%

Ratios/Supplemental Data:
	Net assets, end of year/period (000's
	   omitted)                                   $    6,619    $    6,652 	 $    4,049   $    4,234    $    7,295 	 $    5,614

 	Ratio of expenses to average net assets(2)          1.35%(1) 	  1.49%        1.76%        1.57%         1.44%        2.08%
	Ratio of net investment income to average
	   net assets                                       3.70%(1)      3.77%        4.19%        3.71%         4.72%        5.01%
        Portfolio turnover rate                               95%(1)       278%	        292%         127%          308%         391%

-----------------
(1) Annualized
(2) Without fees waived/reimbursed by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.11%, 2.46%, 2.56%, 2.16%, 2.04% and 2.70%, respectively.
*   Total return for period less than one year are not annualized.

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                         NOTES TO FINANCIAL STATEMENTS
                (Information as of and for the six months ended
                        November 30, 1996 is unaudited)



 1.    Organization:

       American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of five separate portfolios. The accompanying financial statements include only the T-1 Treasury Trust (the "Fund").

       The Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing under normal conditions in U.S. Treasury securities (bills, notes and bonds) and other direct obligations of the U.S. Treasury that are guaranteed as to payment of principal and interest by the full faith and credit of U.S. government. The Fund limits its investments to securities with remaining maturities of one year or less.

 2.    Significant Accounting Policies:

       a.  Portfolio Valuation

       Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees.

       b.  Security Transactions and Investment Income

       Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

       c.  Federal Income Taxes

       The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

       The Fund has available at November 30, 1996 a net capital loss carryforward of approximately $439,000 expiring from 2001 through 2004. As of November 30, 1996, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $6,486,949, $893, $2,975 and $2,082, respectively.

       d. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued


 3.  Investment Advisory Agreement:

      Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .6% of the average daily net assets of the Fund.

      If the aggregate expenses of the Fund in any fiscal year exceed the highest expense limitation established pursuant to the statutes or regulations of any jurisdiction in which the shares of the Fund are qualified or registered for offer and sale, the Advisor has agreed to waive such portion of its advisory fee as may be necessary to provide for such expenses. For purposes of this limitation, aggregate Fund expenses exclude interest, taxes, brokerage fees on portfolio transactions, distribution fees and expenses, and extraordinary expenses. For the six months ended November 30, 1996, the Advisor waived $16,813 of its fees. The Fund has agreed to reimburse the Advisor in subsequent years for fees waived in prior years, provided that such reimbursement does not result in increasing the Fund's aggregate expenses above the aforementioned limit or the expense limit in effect at the time of the waiver, as applicable. The Advisor, however, does not intend to seek reimbursement of fees previously waived.

 4.   Distribution Plan and Fees:

      Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .5% of the Fund's average daily net assets; however, effective November 23, 1994, the Distributor has undertaken to limit such fee to .25% of the Fund's average daily net assets. For the six months ended November 30, 1996, the Distributor waived $8,407 of its fees. The principal stockholder of the Distributor is also a trustee of the Trust.

 5.   Investment Activity:

      For the six months ended November 30, 1996, purchases and sales of U.S. government obligations amounted to $3,115,503, and $3,293,564, respectively. There were no purchases and sales of securities other than U.S. government obligations.

 6.   Composition of Net Assets:

      At November 30, 1996, net assets consisted of:

 	Paid-in capital                                            $  7,008,459
 	Accumulated net investment income                                51,579
 	Accumulated net realized loss from security transactions       (442,199)
 	Unrealized depreciation on investments                              893
                                                                   ------------

 	 	Net assets applicable to outstanding shares of
                          beneficial interest                      $  6,618,732
                                                                   ============

                               EXECUTIVE OFFICES

                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                               INVESTMENT ADVISOR
                         Yorktown Management & Research
                                 Company, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                                  DISTRIBUTOR
                          Yorktown Distributors, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060


                             TRANSFER AND DIVIDEND
                                DISBURSING AGENT
                              Fund Services, Inc.
                                 P.O. Box 26305
                            Richmond, Virginia 23260
                                 (800) 628-4077

                                   CUSTODIAN
                              Piedmont Trust Bank
                                 P.O. Box 4751
                          Martinsville, Virginia 24115

                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P.
                             217 E. Redwood Street
                         Baltimore, Maryland 21202-3316

              This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors
               in the Trust unless preceded or accompanied by an
                             effective Prospectus.

                              CAPITAL INCOME FUND
                               SEMI-ANNUAL REPORT

                                [API TRUST logo]

                                     1996

                                   [API logo]


Dear Shareholders,

Over the past twelve months, investors have experienced solid market growth with all major investment markets rising to new records. Though there has been much divergence of opinion over the direction of the world's economies and whether the markets were fairly priced, our performance, through diversification, provided a sound foundation for superior growth of your assets.

Stock prices received support from investors who saw signs that the economy was sound and that corporate profitability was on a stable course. Despite the Chairman of the Federal Reserve, Alan Greenspan's clouded appraisal of short-term economic events, the markets applauded the period's low unemployment figures, moderate commodity price increases and stable corporate growth with a continuation of the bull market that began October 11, 1990.

OUR PERFORMANCE

For the twelve month period ended November 30, 1996, the API Trust Capital Income Fund returned 19.60%. Our investments in global income funds and growth and income funds did very well over this period. Of course, past performance is no guarantee of future results.

We believe investing is the most exciting business in the world because it doesn't limit you to one fund, one market or one industry. We have great faith in free markets in this country and in others, the fundamental soundness of our global economy, and in the people who have started businesses from all over the globe to make their fortunes. This is what makes great companies and great investment opportunities.

Sincerely,

/s/ David D. Basten
-------------------
    David D. Basten
    President

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               November 30, 1996
                                  (Unaudited)



								Shares      Value
                                                                ------      -----
CLOSED-END FUNDS-- 11.32%
John Hancock Bank & Thrift Opportunity Fund                     8,200     $242,925
Pilgrim Regional Bank Shares, Inc. 	                       15,000      249,375
Salomon Brothers Fund, Inc. 		                        3,600       60,300
Tri Continental Corp.                                    	2,100 	    56,175
                                                                           -------
         Total closed-end funds (cost $521,345)                            608,775
                                                                           -------
MUTUAL FUNDS--88.68%
Capital Appreciation Funds--2.43%
MFS Series Trust VII Value Fund Class A           	        9,800      130,837
                                                                           -------
Equity Income Funds--11.42%
Putnam Equity Income Fund New Class A 	          	       22,124      294,027
T. Rowe Price Equity Income Fund 	          	       13,572      319,767
                                                                           -------
 	 	 	 	 	          	                   613,794
                                                                           -------
Fixed Income Funds--2.88%
Vanguard Bond Index Fund, Inc. 	 	          	       15,495      154,649
                                                                           -------
Global Funds--2.28%
SoGen International Fund, Inc. 	 	          	 	4,409      122,836
                                                                           -------
Growth Funds--6.11%
Berger One Hundred Fund, Inc. 		         	 	8,446      176,454
Vanguard Index Trust Total Stock Market Portfolio       	8,352      151,931
                                                                           -------

 	 	 	 	 	 	 	  	           328,385
                                                                           -------
Growth and Income Funds-- 29.78%
Evergreen Growth & Income Fund 	 	 	 	        6,471	   147,037
Mutual Series Fund, Inc. Beacon Fund 				2,946	   122,675
Neuberger & Berman Equity Funds Guardian 		        8,016	   218,825
Vanguard Index Trust Value Portfolio 			       16,139	   287,444
Vanguard/Windsor Fund, Inc. Vanguard/Windsor II Portfolio	2,952 	    75,889
Vista Mutual Fund Group Growth & Income Fund 			8,783      366,617
Warburg Pincus Growth & Income Fund 	 	 	 	3,639       57,169
World Funds, Inc. Vontobel U.S. Value Fund 		       20,171      325,164
                                                                           -------
 	 	 	 	 	 	 	 	 	 1,600,820
                                                                         ---------

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                       SCHEDULE OF INVESTMENTS, Continued
                               November 30, 1996
                                  (Unaudited)


                                                                         Shares    Value
                                                                         ------    -----
S&P 500 Index Objective Funds--2.97%
Vanguard Index Trust 500 Portfolio 			                 2,234  $  159,487
                                                                                ----------
World Income Funds--30.81%
AIM International Funds, Inc. Global Income Fund 	       		 9,560 	   105,736
Alliance Global Dollar  Government Income Trust, Inc. Class A		91,707	 1,020,709
Alliance North American Government Income Trust, Inc.  Class A		19,424 	   155,590
Phoenix Multi-Portfolio Fund Emerging Markets Bond Portfolio Class A    10,252 	   151,640
T. Rowe Price International Bond Fund 					 8,197 	    87,383
Van Kampen American Capital World Portfolio Series Global
  Government Class A 							16,504 	   135,495
                                                                                 ---------
 	 	 	 	 	 	 	 	                 1,656,553
                                                                                 ---------
     	  Total mutual funds (cost $3,875,022)	                                 4,767,361
                                                                                 ---------
 	      Total investments (cost $4,396,367)   	 	 		$5,376,136
                                                                                 =========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1996
                                  (Unaudited)

Assets:
   Investments at value (identified cost of $4,396,367)	 	 	      $	5,376,136
   Cash 	 	 	 	 	 	 	 	 	   42,726
   Receivables for fund shares sold        	                                  268,571
   Other assets 	 	 	 	 	 	 	 	   44,211
                                                                                ---------
 	 	Total assets 	 	 	 	 	 	        5,731,644
                                                                                ---------
Liabilities:
   Accrued distribution fees 	 	 	 	 	 	 	    2,186
   Other liabilities 	 	 	 	 	 	 	 	      323
                                                                                ---------
  	 	Total liabilities                                                   2,509
                                                                                ---------
  	 	 	Net assets 	 	 	 	               $5,729,135
                                                                               ==========
Shares of beneficial interest outstanding (unlimited number of no par
    value shares authorized)                                                      290,068
                                                                                =========
Net asset value, offering and redemption price per share
    outstanding                                                                $    19.75
                                                                                =========


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 1996
                                  (Unaudited)

Investment income:
    Dividends                                                                $87,952
    Interest 	 	 	 	 	 	 	               5,162
                                                                              ------
  	 	Total income 	 	 	 	                      93,114
                                                                              ------
Expenses:
    Investment advisory fees 	 	 	 	 	              14,822
    Distribution fees 	 	 	 	 	 	              12,352
    Transfer agent fees 	 	 	 	 	               9,326
    Custodial fees 	 	 	 	 	 	               1,134
    Professional fees 	 	 	 	 	 	               8,679
    Registration fees 	 	 	 	 	 	               8,212
    Trustee fees 	 	 	 	 	 	                 484
    Insurance 	 	 	 	 	 	 	               1,511
    Shareholder reports 					               1,708
    Miscellaneous 	 	 	 	 	 	                 796
                                                                             -------
                                                                              59,024
    Less expenses waived by investment advisor               	             (14,822)
                                                                             -------
  	 	Total expenses 	 	 	 	                      44,202
                                                                             -------
                Net investment income 			                      48,912

Realized and unrealized gain on investments:
    Net realized gain from security transactions                              52,767
    Capital gain distributions from mutual funds          	              14,510
    Increase in unrealized appreciation on investments	 	             492,541
                                                                             -------
                Net realized and unrealized gain on investments	             559,818
                                                                             -------
                    Net increase in net assets resulting from operations    $608,730
                                                                             =======

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


	 	                                                         For the
	 	                                                       Six Months
	 	                                                         Ended
	 	                                                        Nov. 30, 	     For the
	 	                                                          1996  	    Year Ended
                                                                       (Unaudited) 	   May 31, 1996
                                                                       -----------         ------------

Operations:
    Net investment income  	 	 	 	 	          $48,912             $ 50,462
    Net realized gain from security transactions	                   52,767 	       280,411
    Capital gain distributions from mutual funds	                   14,510 	 	86,437
    Net change in unrealized appreciation on investments	 	  492,541 	       129,912
                                                                         --------             --------
 	Increase in net assets resulting from operations	          608,730 	       547,222
                                                                         --------             --------
Distributions from:
    Net investment income 					                               (34,821)
    Net realized gain on security transactions	 	                                      (412,741)
                                                                                              --------
 	Decrease in net assets resulting from distributions	                              (447,562)
                                                                                              --------
Capital share transactions:
    Proceeds from sale of 66,100 and 90,494 shares                      1,202,514            1,590,547
    Value of 26,026 shares issued upon reinvestment of dividends                               435,424
    Cost of 27,357 and 41,370 shares redeemed                            (499,043) 	      (740,077)
                                                                        ----------          ----------
 	Increase in net assets resulting from capital
 	  share transactions 	 	 	 	 	 	  703,471 	     1,285,894
                                                                        ----------          ----------
 	 	 	 	Total increase in net assets 	 	1,312,201	     1,385,554

Net assets:
    Beginning of year/period 	 	 	 	 	 	4,416,934	     3,031,380
                                                                        ----------          ----------
    End of year/period (including undistributed net investment
      income of $91,918 and $43,006, respectively) 	 	 	5,729,135 	   $ 4,416,934
                                                                        ==========          ==========


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                              FINANCIAL HIGHLIGHTS


								 For the
								Six Months
								   Ended
								  Nov. 30,
								   1996  		 For the Years Ended May 31,
 	 	 	 	 	 	 	 	(Unaudited) 	 1996  	   1995     1994      1993  	 1992
                                                                -----------   ---------  --------  --------  -------  --------
For a share outstanding throughout each year/period:
Net asset value, beginning of year/period 			  $ 17.57      $ 17.21	 $ 16.34   $ 16.06   $ 14.69   $ 13.66
                                                                 --------     --------  --------  --------  --------  --------
Income from investment operations:
   Net investment income (loss) 	 	 	 	     0.15         0.34	    0.35     (0.01)    (0.06) 	 (0.13)
   Net realized and unrealized gain on investments   	 	     2.03         2.57      1.64      0.78      1.43	  1.16
                                                                 --------     --------  --------  --------  --------  --------
	Total income from investment operations 	 	     2.18         2.91      1.99      0.77	1.37 	  1.03
                                                                 --------     --------  --------  --------  --------  --------
Distributions:
   From net investment income 					                 (0.28)    (0.36)
   From net realized gain on security transactions	 	  	         (2.27)    (0.76)    (0.49)
                                                                              --------  --------  --------
        Total distributions 	 	 	 		   	         (2.55)    (1.12)    (0.49)
                                                                              --------  --------  --------
            Net asset value, end of year/period 	 	  $ 19.75      $ 17.57   $ 17.21   $ 16.34   $ 16.06   $ 14.69
                                                                 ========     ========  ========  ========  ========  ========

Total return* 	 	 	 	 	 	 	    12.41%       17.65%    13.08%     4.79%     9.33% 	  7.51%

Ratios/Supplemental Data:
   Net assets, end of year/period (000's omitted)		  $ 5,729      $ 4,417   $ 3,031   $ 2,964   $ 2,603   $ 1,828
   Ratio of expenses to average net assets(2)	                     1.79%(1)     2.22%     2.05%     2.12%     2.77%     3.47%
   Ratio of net investment income (loss) to average net assets 	     1.98%(1)     1.43%     0.75%    (0.06)%   (0.82)% 	 (0.98)%
   Portfolio turnover rate	 	 	 	 	       59%(1)       40%       65%       17%       29%       55%

-------------------
(1)  Annualized

(2) Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.38%, 2.82%, 2.65%, 2.72%, 3.37% and 4.07%, respectively.

 *   Total return for periods of less than one year are not annualized.

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS
                (Information as of and for the six months ended
                        November 30, 1996 is unaudited)



 1. Organization:

    American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of five separate portfolios. The accompanying financial statements include only the Capital Income Fund (the "Fund").

    The Fund's primary investment objective is to seek to achieve high current income. The Fund's secondary objective is growth of capital and income. The Fund seeks to achieve its objectives by investing in mutual funds, at least 65% of which seek to achieve an objective of high current income by investing in income-producing equity securities, long or short-term bonds and other fixed-income securities (such as U.S. government securities, commercial paper and preferred stock).

 2. Significant Accounting Policies:

    a. Portfolio Valuation

       The investments of the Fund consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

    b. Security Transactions and Investment Income

       Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

    c. Federal Income Taxes

       The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

       As of November 30, 1996, the aggregate cost of investments for federal income tax purposes and the unrealized appreciation on a federal income tax basis with respect to each security where there is an excess of value over tax cost were $4,396,367 and $979,769, respectively.

    d. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued



 3. Investment Advisory Agreement:

    Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .6% of the average daily net assets of the Fund. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) retains any dealer reallowances resulting from the Fund's purchase of shares of underlying funds that are sold with a sales load.

    In addition to the advisory fee reduction noted above, to the extent that the aggregate expenses of the Fund in any fiscal year exceed the highest expense limitation established pursuant to the statutes or regulations of any jurisdiction in which the shares of the Fund are qualified or registered for offer and sale, the Advisor has agreed to waive such portion of its remaining advisory fee as may be necessary to provide for such expenses. For purposes of this limitation, aggregate Fund expenses exclude interest, taxes, brokerage fees on portfolio transactions, distribution fees and expenses, and extraordinary expenses. The Fund has agreed to reimburse the Advisor in subsequent years for fees waived in prior years, provided that such reimbursement does not result in increasing the Fund's aggregate expenses above the aforementioned limit or the expense limit in effect at the time of the waiver, as applicable. The Advisor, however, does not intend to seek reimbursement of fees previously waived.

 4. Distribution Plan and Fees:

    Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .5% of the Fund's average daily net assets.

    In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the six months ended November 30, 1996, the Distributor received $12,108 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

 5. Investment Activity:

    For the six months ended November 30, 1996, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $1,971,041 and $1,392,710, respectively.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued

 6. Composition of Net Assets:

    At November 30, 1996, net assets consisted of:

     Paid-in capital                                           $ 4,516,888
     Accumulated net investment income                              91,918
     Accumulated net realized gain from security transactions      140,560
     Unrealized appreciation on investments                        979,769
                                                               -----------
         Net assets applicable to outstanding shares of
                beneficial interest                            $ 5,729,135
                                                               ===========

                               EXECUTIVE OFFICES

                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                               INVESTMENT ADVISOR
                         Yorktown Management & Research
                                 Company, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                                  DISTRIBUTOR
                          Yorktown Distributors, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060


                             TRANSFER AND DIVIDEND
                                DISBURSING AGENT
                              Fund Services, Inc.
                                 P.O. Box 26305
                            Richmond, Virginia 23260
                                 (800) 628-4077

                                   CUSTODIAN
                              Piedmont Trust Bank
                                 P.O. Box 4751
                          Martinsville, Virginia 24115

                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P.
                             217 E. Redwood Street
                         Baltimore, Maryland 21202-3316

              This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors
               in the Trust unless preceded or accompanied by an
                             effective Prospectus.

                                  GROWTH FUND
                               SEMI-ANNUAL REPORT

                                [API TRUST logo]

                                      1996

                                [API TRUST logo]


Dear Shareholders,

Over the past twelve months, investors have experienced solid market growth with all major investment markets rising to new records. Though there has been much divergence of opinion over the direction of the economy and whether the markets were fairly priced, our performance through diversification provided a sound foundation for superior growth of your assets.

Stock prices received support from investors who saw signs that the economy was sound and that corporate profitability was on a stable course. Despite the Chairman of the Federal Reserve, Alan Greenspan's clouded appraisal of short-term economic events, the markets applauded the period's low unemployment figures, moderate commodity price increases and stable corporate growth with a continuation of the bull market that began October 11, 1990.

OUR PERFORMANCE

For the twelve month period ended November 30, 1996, the API Trust Growth Fund returned 14.12%. We did well with our investments in domestic capital appreciation funds and small company growth funds. The API Trust Growth Fund was recognized in a December 1996 FORTUNE article entitled "Best Mutual Funds." Of course, past performance is no guarantee of future results.

We believe investing is the most exciting business in the world because it doesn't limit you to one fund, one market or one industry. We have great faith in free markets in this country and in others, the fundamental soundness of our global economy, and in the people who have started businesses from all over the globe to make their fortunes. This is what makes great companies and great investment opportunities.

Sincerely,

/s/ David D. Basten
-------------------
    David D. Basten
    President

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 1996
                                   (UNAUDITED)



                                           SHARES           VALUE
                                           ------           -----
MUTUAL FUNDS--100.00%
CAPITAL APPRECIATION FUNDS--
     6.94%
Delaware Group Trend Fund,
     Inc.                                  12,791      $     203,002
Evergreen Trust Aggressive
     Growth Fund Class A                   51,403          1,087,185
MFS Series Trust VII Value
     Fund Class A                          39,904            532,721
Oppenheimer Quest Value
     Fund, Inc. Class A                    43,069            776,966
PBHG Growth Fund, Inc.                     26,059            702,020
Putnam Voyager Fund, Inc.                  81,757          1,459,364
                                                       -------------
                                                           4,761,258
                                                       -------------

EMERGING MARKETS FUNDS--
     4.33%
Pioneer Emerging Markets
     Fund Class A                          50,143            698,997
Seven Seas Series Fund
     Emerging Markets Fund                100,139          1,091,518
Templeton Developing Markets
     Trust                                 76,161          1,181,264
                                                       -------------
                                                           2,971,779
                                                       -------------

EQUITY INCOME FUNDS--1.62%
Federated Equity Income Fund
     Class A                               70,028          1,108,543
                                                       -------------

EUROPEAN REGION FUNDS--
     4.25%

Alliance New Europe Fund, Inc.
     Class A                               34,483            598,985
GAM Funds, Inc. Europe Fund                34,662            407,972

Pioneer Europe Fund Class A                12,925            315,381

Putnam Europe Growth Fund
     Class A                               40,486            709,312
Vanguard International Equity
     Index Fund, Inc. European
     Portfolio                             52,891            881,169
                                                       -------------
                                                           2,912,819
                                                       -------------

FINANCIAL SERVICES
      FUNDS--2.43%

John Hancock Freedom
     Regional Bank Fund
     Class A                               45,511      $   1,666,630
                                                       -------------

GLOBAL FUNDS--3.84%
Fortis Worldwide Portfolios, Inc.
     Global Growth Portfolio               47,147          1,043,847
IDEX II Series Fund Global
     Portfolio Class A                     25,329            563,830
MFS Series Trust VI World
     Equity Fund Class A                   44,303            875,878
Templeton Growth Fund, Inc.                 7,620            147,754
                                                       -------------
                                                           2,631,309
                                                       -------------

GLOBAL SMALL COMPANY
      FUNDS--8.32%
AIM International Funds, Inc.
     Global Aggressive Growth
     Fund Class A                          84,392          1,368,853
Oppenheimer Global Emerging
     Growth Fund Class A                   14,299            297,712
Seligman Henderson Global
     Smaller Companies Fund
     Class A                              132,191          1,939,256
Smallcap World Fund, Inc.                  75,714          2,102,585
                                                       -------------
                                                           5,708,406
                                                       -------------

GOLD ORIENTED FUNDS--0.84%
Midas Fund, Inc.                          110,701            580,074
                                                       -------------

GROWTH FUNDS--15.94%
Bear Sterns Funds S&P Stars
     Portfolio Class A                     46,511            879,535
Davis New York Venture Fund
     Class A                               32,930            611,847
Dreyfus/Laurel Funds Trust
     Core Value Fund                       20,564            735,165
FPA Capital Fund, Inc.                     10,367            350,743
Guardian Park Avenue Fund,
     Inc.                                  18,634            779,312
IDEX II Series Fund Growth
     Portfolio Class A                     45,259          1,048,660

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                       SCHEDULE OF INVESTMENTS, CONTINUED
                                NOVEMBER 30, 1996
                                   (UNAUDITED)


                                           SHARES          VALUE
                                           ------          -----

Longleaf Partners Fund                     40,694      $   1,054,389
Nicholas-Applegate Growth
     Equity Fund, Inc. Class A             58,014            923,584
Oppenheimer Growth Fund
     Class A                               19,915            759,567
Putnam New Opportunities Fund              57,062          2,420,555
Putnam Vista Fund, Inc.                   121,951          1,371,951
                                                       -------------
                                                          10,935,308
                                                       --------------

GROWTH AND INCOME FUNDS--
      9.50%
American Funds Fundamental
     Investors                             14,849            368,116
ASM Fund, Inc.                             17,789            271,817
Evergreen Growth & Income
     Fund                                  40,567            921,704
Munder Funds, Inc. Value Fund
     Class A                               25,146            331,182
Seven Seas Series Fund Matrix
     Equity Portfolio                     119,887          1,835,473
Vanguard Index Trust Value
     Portfolio                             21,347            380,190
Vanguard Quantitative Portfolios,
     Inc.                                  37,362            918,374
Van Kampen American Capital
     Growth and Income Fund                33,634            564,726
Vista Mutual Fund Group Growth
     and Income Fund                       22,238            928,243
                                                       -------------
                                                           6,519,825
                                                       -------------

INTERNATIONAL FUNDS--7.12%
Alliance Worldwide Privatization
     Fund, Inc. Class A                    58,284            733,805
GAM Funds, Inc. International
     Fund                                  32,817            762,682
Ivy International Fund Class A             16,880            608,204
Munder International Equity Fund
     Class A                                9,090            143,091
Seligman Henderson
     International Fund Class A            45,422            769,911
Templeton Foreign Fund, Inc.               64,854            661,511
Twentieth Century World
     Investors, Inc. International
     Equity                                38,119      $     332,783
Vanguard World Fund International
     Growth Portfolio                      33,467            575,301
World Funds, Inc. Vontobel
     Europacific Fund                      14,983            295,771
                                                       -------------
                                                           4,883,059
                                                       -------------

JAPANESE FUNDS--1.48%
GAM Funds, Inc. Japan Fund                 99,009          1,011,881
                                                       -------------

MID-CAP FUNDS--2.74%
AIM Equity Funds, Inc.
     Constellation Fund                    13,785            368,748
PBHG Funds, Inc. Mid-Cap
     Growth Fund                           28,449            390,896
Twentieth Century Investors, Inc.
     Ultra Investors                        7,148            225,232
Vanguard Index Trust Extended
     Market Portfolio                      12,991            361,153
Van Kampen American Capital
     Emerging Growth Fund
     Class A                               14,481            533,361
                                                       -------------
                                                           1,879,390
                                                       -------------

PACIFIC REGION FUNDS--10.58%
Colonial Trust VII Newport Tiger
     Fund Class A                         189,960          2,627,158
Nomura Pacifc Basin Fund, Inc.             34,995            564,115
Templeton International Trust
     Pacific Growth Fund                   70,727          1,084,945
Van Eck Asia Dynasty Fund
     Class A                               44,226            587,323
Vanguard International Equity
     Index Fund, Inc. Pacific
     Portfolio                            213,838          2,390,703
                                                       -------------
                                                           7,254,244
                                                       -------------
S&P 500 INDEX OBJECTIVE
      FUNDS--5.95%
Federated Index Trust Max-Cap
     Fund                                  31,887            530,931

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                       SCHEDULE OF INVESTMENTS, CONTINUED
                                NOVEMBER 30, 1996
                                   (UNAUDITED)


                                           SHARES          VALUE
                                           ------          -----

S&P 500 INDEX OBJECTIVE
      FUNDS--5.95%
Federated Index Trust Max-Cap
     Fund                                  31,887            530,931
Fidelity Commonwealth Trust
     Market Index Trust                    16,647      $     915,756
Seven Seas Series Fund S&P
     500 Index                             74,226          1,187,626
T. Rowe Price Index Trust, Inc.
     Equity Index Fund                     50,428          1,062,027
Vanguard Index Trust 500
     Portfolio                              5,412            368,357
                                                       -------------
                                                           4,082,697
                                                       -------------

SCIENCE & TECHNOLOGY
      FUNDS--4.13%
Alliance Technology Fund                   30,741          1,572,419
John Hancock Technology
     Series, Inc. Global
     Technology Fund                       14,727            418,999
Seligman Communications &
     Information Fund, Inc.                34,850            838,157
                                                       -------------
                                                           2,829,575
                                                       -------------

SMALL COMPANY GROWTH
     FUNDS--9.24%
Federated Index Trust Mini-Cap
     Fund                                  34,794      $     521,225
Fortis Advantage Capital
     Appreciation Portfolio                12,431            428,775
Kaufmann Fund, Inc.                       471,745          2,745,557
PBHG Emerging Growth Fund,
     Inc.                                  44,177          1,099,573
Putnam OTC Emerging Growth
     Fund                                  78,380          1,263,488
Robertson Stephens Investment
     Trust Value Plus Growth
     Fund                                  10,625            278,580
                                                       -------------
                                                           6,337,198
                                                       -------------

WORLD INCOME FUNDS--0.75%
Bear Stearns Investment Trust
     Emerging Markets Debt
     Portfolio Class A                     45,620            516,879
                                                       -------------

           TOTAL INVESTMENTS
                (cost $58,925,898)                     $  68,590,874
                                                       =============


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1996
                                   (UNAUDITED)



ASSETS:
    Investments at value (identified cost of $58,925,898)   $  68,590,874
    Cash                                                          216,659
    Dividends receivable                                          130,218
    Receivable for securities sold                                166,338
    Other assets                                                   92,495
                                                            -------------
     Total assets                                              69,196,584
                                                            -------------

LIABILITIES:
    Accrued distribution fees                                      55,931
    Accrued advisory fees                                          28,530
    Other liabilities                                              62,634
                                                            -------------
          Total liabilities                                       147,095
                                                            -------------
              NET ASSETS                                    $  69,049,489
                                                            =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number
     of no par value shares authorized)                         4,769,659
                                                            =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     OUTSTANDING                                            $       14.48
                                                            =============

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 1996
                                  (Unaudited)



INVESTMENT INCOME:
    Dividends                                               $     142,009
    Interest                                                       22,344
                                                            -------------
               Total income                                       164,353
                                                            -------------

EXPENSES:
    Investment advisory fees                                      329,620
    Distribution fees                                             329,620
    Transfer agent fees                                            99,483
    Custodial fees                                                 11,798
    Professional fees                                              30,296
    Registration fees                                              10,149
    Trustee fees                                                    2,407
    Insurance                                                      15,420
    Shareholder reports                                             4,443
    Miscellaneous                                                   3,743
                                                            -------------

                                                                  836,979
    Less expenses waived by investment advisor                   (112,956)
                                                           --------------
               Total expenses                                     724,023
                                                           --------------
               Net investment loss                               (559,670)
                                                           --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain from security transactions                3,734,515
    Capital gain distributions from mutual funds                  655,488
    Decrease in unrealized appreciation on investments         (1,599,672)
                                                           --------------
            Net realized and unrealized gain on investments     2,790,331
                                                           --------------
            NET INCREASE IN NET ASSETS RESULTING FROM
                OPERATIONS                                 $    2,230,661
                                                           ==============

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                  For the
                                                 Six Months
                                                    Ended            For the
                                                Nov. 30, 1996      Year Ended
                                                 (Unaudited)      May 31, 1996
                                                -------------     ------------

OPERATIONS:
    Net investment loss                          $    (559,670)   $   (702,010)
    Net realized gain from security transactions     3,734,515       5,996,423
    Capital gain distributions from mutual funds       655,488       2,020,687
    Net change in unrealized appreciation
       on investments                               (1,599,672)      5,067,081
                                                 -------------    ------------

       Increase in net assets resulting from
           operations                                2,230,661      12,382,181
                                                 -------------    ------------

DISTRIBUTIONS FROM:
    Net realized gain on security transactions                      (4,753,440)
                                                                  ------------
       Decrease in net assets resulting from
          distributions                                             (4,753,440)
                                                                  ------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of 447,115 and 955,339
       shares                                        6,117,462      12,775,805
    Value of 363,541 shares issued upon
       reinvestment of dividends                                     4,652,114
    Cost of 554,943 and 1,268,110 shares redeemed   (7,605,129)    (16,967,233)
                                                 -------------    -------------
       Increase in net assets resulting from
          capital share transactions                (1,487,667)        460,686
                                                 -------------    -------------

       Total increase in net assets                    742,994       8,089,427


NET ASSETS:
    Beginning of year/period                        68,306,495      60,217,068
                                                 -------------    -------------

    End of year/period                           $  69,049,489   $  68,306,495
                                                 =============   =============


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS



                                              For the
                                             Six Months
                                                Ended
                                               Nov. 30,                       For the Years Ended May 31,
                                                 1996       -----------------------------------------------------------
                                             (Unaudited)       1996         1995         1994        1993        1992
                                             -----------       ----         ----         ----        ----        ----
FOR A SHARE OUTSTANDING THROUGHOUT
   EACH YEAR/PERIOD:
Net asset value, beginning of year/period     $    14.00    $   12.48    $   12.32    $   11.86   $   10.84   $   11.19
                                              ----------    ---------    ---------    ---------   ---------   ---------

Income from investment operations:
    Net investment loss                            (0.12)       (0.14)       (0.10)       (0.21)      (0.18)      (0.11)
    Net realized and unrealized gain on
         investments                                0.60         2.67         1.37         1.25        1.57        0.71
                                              ----------    ---------    ---------    ---------   ---------   ---------

             Total income from investment
                  operations                        0.48         2.53         1.27         1.04        1.39        0.60
                                              ----------    ---------    ---------    ---------   ---------   ---------

Distributions:
    From net realized gain on security
         transactions                                           (1.01)       (1.11)       (0.58)      (0.37)      (0.95)
                                                            ----------    ---------    ---------    -------   ---------

             Total distributions                                (1.01)       (1.11)       (0.58)      (0.37)      (0.95)
                                                            ---------     --------     --------     -------   ---------

                NET ASSET VALUE, END OF
                      YEAR/PERIOD             $    14.48    $   14.00     $  12.48     $  12.32     $ 11.86   $   10.84
                                              ==========    =========     ========     ========     =======   =========

Total return*                                       3.43%       21.03%       11.28%        8.60%      13.03%       4.91%


RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of year/period (000's
         omitted)                             $   69,049    $  68,306     $ 55,191     $ 46,958     $44,364   $  40,302
    Ratio of expenses to average net
         assets(2)                                  2.19% (1)    2.24%        2.06%        2.24%       2.05%       1.97%
    Ratio of net investment income (loss)
         to average net assets                     (1.70)%(1)   (1.08)%      (1.50)%      (1.75)%     (1.56)%     (1.24)%
    Portfolio turnover rate                           87% (1)      63%          91%          90%        157%         99%


-----------------
(1) Annualized
(2) Without fees recouped or waived by the investment advisor, the ratio of expenses to average net assets would have been 2.54%, 2.57%, 2.60%, 2.56%, 2.52% and 2.50%, respectively.

*   Total return for periods less than one year are not annualized.


    The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                 (INFORMATION AS OF AND FOR THE SIX MONTHS ENDED
                         NOVEMBER 30, 1996 IS UNAUDITED)



 1.      ORGANIZATION:

         American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of five separate portfolios. The accompanying financial statements include only the Growth Fund (the "Fund").

         The Fund's investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and that seek long-term capital growth or appreciation.

 2.      SIGNIFICANT ACCOUNTING POLICIES:

         a.   PORTFOLIO VALUATION

              The investments of the Fund consist primarily of mutual funds that
              are  valued  daily  at  their   respective  net  asset  values  in
              accordance with the 1940 Act.

         b.   SECURITY TRANSACTIONS AND INVESTMENT INCOME

              Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

         c.   FEDERAL INCOME TAXES

              The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

              As of November 30, 1996, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $58,925,898, $9,664,976, $9,812,242 and $147,266, respectively.

         d. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

 3.      INVESTMENT ADVISORY AGREEMENT:

         Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1% of the first $100 million of the average daily net assets of the Fund and .75% of the average daily net assets exceeding $100 million. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) retains any dealer reallowances resulting from the Fund's purchase of shares of underlying funds that are sold with a sales load.

         In addition to the advisory fee reduction noted above, to the extent that the aggregate expenses of the Fund in any fiscal year exceed the highest expense limitation established pursuant to the statutes or regulations of any jurisdiction in which the shares of the Fund are qualified or registered for offer and sale, the Advisor has agreed to waive such portion of its remaining advisory fee as may be necessary to provide for such expenses. For purposes of this limitation, aggregate Fund expenses exclude interest, taxes, brokerage fees on portfolio transactions, distribution fees and expenses, and extraordinary expenses. The Fund has agreed to reimburse the Advisor in subsequent years for fees waived in prior years, provided that such reimbursement does not result in increasing the Fund's aggregate expenses above the aforementioned limit or the expense limit in effect at the time of the waiver, as applicable. The Advisor, however, does not intend to seek reimbursement of fees previously waived.

 4.      DISTRIBUTION PLAN AND FEES:

         Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1% of the Fund's average daily net assets.

         In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the six months ended November 30, 1996, the Distributor received $112,952 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

 5.      INVESTMENT ACTIVITY:

         For the six months ended November 30, 1996, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $28,253,747 and $28,908,541, respectively.

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

 6.      COMPOSITION OF NET ASSETS:

         At November 30, 1996, net assets consisted of:

           Paid-in capital                                       $   50,338,438
           Accumulated net investment loss                             (559,670)
           Accumulated net realized gain from security transactions   9,605,745
           Unrealized appreciation on investments                     9,664,976
                                                                 --------------

             NET ASSETS APPLICABLE TO OUTSTANDING SHARES OF
                     BENEFICIAL INTEREST                             69,049,489
                                                                 ==============

                               EXECUTIVE OFFICES
                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                               INVESTMENT ADVISOR
                         Yorktown Management & Research
                                 Company, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                                  DISTRIBUTOR
                          Yorktown Distributors, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060


                             TRANSFER AND DIVIDEND
                                DISBURSING AGENT
                              Fund Services, Inc.
                                 P.O. Box 26305
                            Richmond, Virginia 23260
                                 (800) 628-4077

                                   CUSTODIAN
                              Piedmont Trust Bank
                                 P.O. Box 4751
                          Martinsville, Virginia 24115

                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P.
                             217 E. Redwood Street
                         Baltimore, Maryland 21202-3316

              This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors
               in the Trust unless preceded or accompanied by an
                             effective Prospectus.